 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Kayne Anderson Renewable Infrastructure Fund
Class I | KARIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed both the S&P Global Infrastructure Index, and the S&P Global BMI Index, in 2024 amid another difficult year for the clean energy sector. The combination of higher-for-longer interest rates, continued sector-specific supply chain challenges, limited investor demand for defensive investment exposure, outflows from ESG funds and strategies, and the “red sweep” U.S. election outcome all contributed to clean energy sector woes during the year, relative to other infrastructure and broad market sectors.

Compared to other infrastructure strategies focused on renewables or clean energy (many of which produced deeply negative returns for 2024), the Fund performed well. Top contributors were investments we made in certain power generators, utilities and industrials that have significant exposure to a step-change in U.S. electricity demand, from a combination of  (1) A.I. / data center deployment,(2) a manufacturing re-shoring in the United States and(3) ongoing electrification of industry.

Top Contributors
↑	Siemens Energy AG (ENR)
↑	GE Vernova Inc. (GEV )
↑	NextEra Energy, Inc. (NEE )
↑	Constellation Energy Corporation (CEG )

Top Detractors
↓	RWE AG (RWE)
↓	ERG S.p.A. (ERG)
↓	EDP Renovaveis SA (EDPR)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Kayne Anderson Renewable Infrastructure Fund	PAGE 1	TSR-AR-81752T650

CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/23/2020)
Class I (without sales charge)	5.54	1.25
S&P 500 TR	25.02	16.17
S&P Global BMI (US Dollar - HEDGED) NTR	20.02	13.21
S&P Global Infrastructure Index HEDGED Net TR (USD)	19.14	11.59
Visit www.kaynefunds.com/karix for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,163,874
Number of Holdings	30
Net Advisory Fee (Reimbursement)	$0
Portfolio Turnover	186%
Visit www.kaynefunds.com/karix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Industry(% of net assets)
Green Utilities	50.8%
Other	19.9%
Renewable Power Companies	14.1%
Wind & Solar Yield Companies	3.4%
Renewable Energy Developers	2.9%
Cash & Other Receivables	8.9%

Top 10 Issuers(% of net assets)
First American Treasury Obligations Fund, Class X	8.7%
PG&E Corporation	7.4%
Xcel Energy, Inc.	6.4%
National Grid PLC	5.7%
Public Service Enterprise Group, Inc.	5.4%
Iberdrola SA	5.3%
Drax Group PLC	5.2%
Entergy Corp.	4.8%
Enel SpA	4.1%
Siemens Energy AG	3.9%

Top Ten Countries(% of net assets)
United States	61.3%
United Kingdom	13.8%
Spain	7.4%
Italy	6.0%
Canada	4.9%
Germany	3.9%
India	2.5%
Cash & Other	0.2%
Kayne Anderson Renewable Infrastructure Fund	PAGE 2	TSR-AR-81752T650

Other Material Fund Changes:
On January 8, 2025, the Board of Trustees of Series Portfolios Trust (the “Trust”), approved a Plan of Liquidation (the “Plan of Liquidation”) to liquidate the Kayne Anderson Renewable Infrastructure Fund (the “Fund”).   The Trust has determined it is in the best interest of the Fund and its shareholders to liquidate the Fund.   Pursuant to the Plan of Liquidation the Fund liquidated on January 31, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.kaynefunds.com/karix.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kayne Anderson Capital Advisors LP documents not be householded, please contact Kayne Anderson Capital Advisors LP at 1-844-95-KAYNE (1-844-955-2963), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kayne Anderson Capital Advisors LP or your financial intermediary.
Kayne Anderson Renewable Infrastructure Fund	PAGE 3	TSR-AR-81752T650

Kayne Anderson Renewable Infrastructure Fund
Retail Class | KARRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.kaynefunds.com/karrx. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed both the S&P Global Infrastructure Index, and the S&P Global BMI Index, in 2024 amid another difficult year for the clean energy sector. The combination of higher-for-longer interest rates, continued sector-specific supply chain challenges, limited investor demand for defensive investment exposure, outflows from ESG funds and strategies, and the “red sweep” U.S. election outcome all contributed to clean energy sector woes during the year, relative to other infrastructure and broad market sectors.

Compared to other infrastructure strategies focused on renewables or clean energy (many of which produced deeply negative returns for 2024), the Fund performed well. Top contributors were investments we made in certain power generators, utilities and industrials that have significant exposure to a step-change in U.S. electricity demand, from a combination of  (1) A.I. / data center deployment,(2) a manufacturing re-shoring in the United States and (3) ongoing electrification of industry.

Top Contributors
↑	Siemens Energy AG (ENR)
↑	GE Vernova Inc. (GEV )
↑	NextEra Energy, Inc. (NEE )
↑	Constellation Energy Corporation (CEG )

Top Detractors
↓	RWE AG (RWE)
↓	ERG S.p.A. (ERG)
↓	EDP Renovaveis SA (EDPR)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10000 chart reflects a hypothetical $10000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Kayne Anderson Renewable Infrastructure Fund	PAGE 1	TSR-AR-81752T676

CUMULATIVE PERFORMANCE (Initial Investment of $10000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2020)
Retail Class (without sales charge)	5.23	-2.78
S&P 500 TR	25.02	14.33
S&P Global BMI (US Dollar - HEDGED) NTR	20.02	11.33
S&P Global Infrastructure Index HEDGED Net TR (USD)	19.14	10.77
Visit www.kaynefunds.com/karix for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,163,874
Number of Holdings	30
Net Advisory Fee (Reimbursement)	$0
Portfolio Turnover	186%
Visit www.kaynefunds.com/karix for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Industry(% of net assets)
Green Utilities	50.8%
Other	19.9%
Renewable Power Companies	14.1%
Wind & Solar Yield Companies	3.4%
Renewable Energy Developers	2.9%
Cash & Other Receivables	8.9%

Top 10 Issuers(% of net assets)
First American Treasury Obligations Fund, Class X	8.7%
PG&E Corporation	7.4%
Xcel Energy, Inc.	6.4%
National Grid PLC	5.7%
Public Service Enterprise Group, Inc.	5.4%
Iberdrola SA	5.3%
Drax Group PLC	5.2%
Entergy Corp.	4.8%
Enel SpA	4.1%
Siemens Energy AG	3.9%

Top Ten Countries(% of net assets)
United States	61.3%
United Kingdom	13.8%
Spain	7.4%
Italy	6.0%
Canada	4.9%
Germany	3.9%
India	2.5%
Cash & Other	0.2%
Kayne Anderson Renewable Infrastructure Fund	PAGE 2	TSR-AR-81752T676

Other Material Fund Changes:
On January 8, 2025, the Board of Trustees of Series Portfolios Trust (the “Trust”), approved a Plan of Liquidation (the “Plan of Liquidation”) to liquidate the Kayne Anderson Renewable Infrastructure Fund (the “Fund”).   The Trust has determined it is in the best interest of the Fund and its shareholders to liquidate the Fund.   Pursuant to the Plan of Liquidation the Fund liquidated on January 31, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.kaynefunds.com/karix.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kayne Anderson Capital Advisors LP documents not be householded, please contact Kayne Anderson Capital Advisors LP at 1-844-95-KAYNE (1-844-955-2963), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kayne Anderson Capital Advisors LP or your financial intermediary.
Kayne Anderson Renewable Infrastructure Fund	PAGE 3	TSR-AR-81752T676

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended December 31, 2024 and December 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$18,750	$17,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$5,000	$5,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	0%
Registrant’s Investment Adviser	$0	0%

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KAYNE ANDERSON
RENEWABLE INFRASTRUCTURE FUND

ANNUAL REPORT

December 31, 2024

KAYNE ANDERSON

Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 89.3%
Green Utilities - 49.0%(a)
Enel SpA	116,752	$833,164
Entergy Corp.	12,861	975,121
Exelon Corp.	17,442	656,517
Iberdrola SA	77,610	1,069,484
National Grid PLC	95,998	1,140,475
PG&E Corp.	73,559	1,484,420
Public Service Enterprise Group, Inc.	13,002	1,098,539
Sempra	8,419	738,515
SSE PLC	29,441	590,127
Xcel Energy, Inc.	19,123	1,291,185
		9,877,547
Renewable Power Companies - 14.1%
Brookfield Renewable Partners LP	29,324	668,294
Drax Group PLC	129,814	1,051,465
EDP Renovaveis SA	41,928	435,482
ERG SpA	18,552	377,788
Polaris Renewable Energy, Inc.	34,159	316,769
		2,849,798
Wind & Solar Yield Companies - 3.4%
Clearway Energy, Inc. - Class C	26,637	692,562
Renewable Energy Developers - 2.9%
ReNew Energy Global PLC - Class A(b)	72,467	494,950
Sunrun, Inc.(b)	9,470	87,597
		582,547
Other - 19.9%
Constellation Energy Corp.	2,410	539,141
Enphase Energy, Inc.(b)	4,034	277,055
First Solar, Inc.(b)	3,914	689,803
GE Vernova, Inc.	2,399	789,103
Quanta Services, Inc.	1,737	548,979
Siemens Energy AG(b)	14,896	790,556
Talen Energy Corp.(b)	1,862	375,137
		4,009,774
TOTAL COMMON STOCKS (Cost $15,309,784)		18,012,228
CONVERTIBLE PREFERRED STOCKS - 1.8%
Green Utilities -1.8%
NextEra Energy, Inc. 6.93%, 09/01/2025	8,762	358,541
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $375,061)		358,541

	Shares	Value
SHORT-TERM INVESTMENTS - 8.7%
Money Market Funds - 8.7%
First American Treasury Obligations Fund - Class X, 4.40%(c)	1,744,912	$1,744,912
TOTAL SHORT-TERM INVESTMENTS (Cost $1,744,912)		1,744,912
TOTAL INVESTMENTS - 99.8% (Cost $17,429,757)		$20,115,681
Other Assets in Excess of Liabilities - 0.2%		48,193
TOTAL NET ASSETS - 100.0%		$20,163,874

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Kayne Anderson Renewable Infrastructure Fund
Schedule of Investments
December 31, 2024(Continued)
At December 31, 2024, the Fund’s geographic allocation was as follows:

Geographic Location	% of Net Assets
United States	61.5%
Europe | UK	31.2%
Canada	4.9%
Australia, Japan & Other	2.4%

The accompanying notes are an integral part of these financial statements.

2

Kayne Anderson Renewable Infrastructure Fund
Schedule of Forward Currency Contracts
as of December 31, 2024

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)**
1/31/2025	USD	312,250	CAD	451,201	Bannockburn Global Forex, LLC	$(2,012)
1/31/2025	USD	3,494,715	EUR	3,358,688	Bannockburn Global Forex, LLC	11,191
1/31/2025	USD	2,756,033	GBP	2,203,064	Bannockburn Global Forex, LLC	(1,243)
						$7,936

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.
The accompanying notes are an integral part of these financial statements.

3

Kayne Anderson Renewable Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS:
Investments, at value (Cost $17,429,757)	$20,115,681
Cash	8,898
Dividend tax reclaims receivable	78,075
Dividends and interest receivable	49,590
Receivable from Adviser	18,853
Receivable for forward currency contracts	11,191
Prepaid expenses and other receivables	24,448
Total assets	20,306,736
LIABILITIES:
Payable for fund administration and fund accounting fees	41,484
Payable for transfer agent fees and expenses	30,875
Payable for Fund shares redeemed	25,375
Payable for audit fees	23,750
Payable for compliance fees	6,045
Payable for custodian fees	5,191
Payable for forward currency contracts	3,255
Distribution fees payable	1,269
Accrued expenses and other liabilities	5,618
Total liabilities	142,862
NET ASSETS	$20,163,874
Net Assets Consist of:
Paid-in capital	38,692,690
Total accumulated losses	(18,528,816)
Total net assets	$20,163,874

	Class I Shares	Retail Class Shares
Net assets	$ 18,165,006	$ 1,998,868
Shares issued and outstanding(1)	1,958,765	216,235
Net asset value, offering, and redemption price per share	$9.27	$9.24

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Kayne Anderson Renewable Infrastructure Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividend income	$ 786,325
Non-cash dividends	66,136
Interest income	93,025
Foreign taxes withheld	(81,651)
Total investment income	863,835
EXPENSES:
Investment advisory fees (See Note 3)	284,435
Fund administration and fund accounting fees (See Note 3)	126,949
Transfer agent fees (See Note 3)	89,591
Federal and state registration fees	44,999
Custodian fees (See Note 3)	27,504
Audit fees	23,250
Legal fees	20,373
Trustees’ fees (See Note 3)	19,465
Compliance fees (See Note 3)	18,108
Reports to shareholders	10,755
Distribution fees - Retail Class (See Note 5)	5,570
Interest expense (See Note 8)	3,847
Other	11,636
Total expenses before waiver/reimbursement	686,482
Less: Expense waiver/reimbursement by Adviser (See Note 3)	(342,435)
Net expenses	344,047
Net investment income	519,788
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	183,888
Forward currency contracts	368,688
Foreign currency transactions	(29,628)
Net realized gain	522,948
Net change in unrealized appreciation (depreciation) on:
Investments	1,066,949
Forward currency contracts	92,851
Foreign currency translation	(5,531)
Net change in unrealized appreciation	1,154,269
Net realized and unrealized gain on investments	1,677,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,197,005

The accompanying notes are an integral part of these financial statements.

5

Kayne Anderson Renewable Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$519,788	$1,041,572
Net realized gain (loss) on investments, forward currency contracts and foreign currency transactions	522,948	(18,578,192)
Change in unrealized appreciation (depreciation) on investments, forward currency contracts and foreign currency translation	1,154,269	2,652,312
Net increase (decrease) in net assets resulting from operations	2,197,005	(14,884,308)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class I	(548,409)	(1,402,225)
Retail Class	(42,635)	(38,357)
From return of capital
Class I	(13,273)	(1,245,642)
Retail Class	(1,032)	(34,074)
Total distributions to shareholders	(605,349)	(2,720,298)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions(1)	(15,758,341)	(47,507,378)
Net decrease in net assets	(14,166,685)	(65,111,984)
NETASSETS:
Beginning of year	34,330,559	99,442,543
End of year	$20,163,874	$34,330,559

(1)	A summary of capital share transactions is as follows:
SHARE TRANSACTIONS:

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Issued	1,965,543	$16,693,998	1,775,599	$17,605,147
Issued to holders in reinvestment of dividends	53,760	495,198	197,313	1,827,161
Redeemed	(3,534,535)	(31,888,555)	(7,592,673)	(67,219,613)
Net increase(decrease) in Class I	(1,515,232)	$ (14,699,359)	(5,619,761)	$ (47,787,305)
Retail Class
Issued	19,886	$171,900	205,277	$1,744,947
Issued to holders in reinvestment of dividends	4,503	41,395	7,488	68,878
Redeemed	(152,795)	(1,272,277)	(158,061)	(1,533,898)
Net increase(decrease) in Retail Class	(128,406)	$(1,058,982)	54,704	$279,927
Net decrease in shares outstanding	(1,643,638)	$ (15,758,341)	(5,565,057)	$ (47,507,378)

The accompanying notes are an integral part of these financial statements.

6

Kayne Anderson Renewable Infrastructure Fund
FINANCIAL HIGHLIGHTS
CLASS I
For a Fund share outstanding throughout each period.

	Year Ended December 31,				Period Ended December 31, 2020(1)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.99	$10.60	$12.37	$12.81	$10.00
INVESTMENT OPERATIONS:
Net investment income(2)	0.14	0.12	0.12	0.10	—
Net realized and unrealized gain (loss) on investments(3)	0.36	(1.42)	(1.39)	(0.22)	2.85
Total from investment operations	0.50	(1.30)	(1.27)	(0.12)	2.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.16)	(0.44)	(0.16)	—(4)
Net realized gains	—	—	(0.06)	(0.16)	(0.03)
Return of capital	(0.01)	(0.15)	—	—	(0.01)
Total distributions	(0.22)	(0.31)	(0.50)	(0.32)	(0.04)
Net asset value, end of period	$9.27	$8.99	$10.60	$12.37	$12.81
Total return(5)	5.54%	−12.31%	−10.32%	−0.93%	28.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,165	$31,329	$96,372	$106,252	$43,694
Ratio of gross expenses to average net assets:
Before expense waiver/ reimbursement(8)	2.03%(7)	1.33%(6)	1.27%	1.46%	2.01%
After expense waiver/ reimbursement(8)	1.01%(7)	1.01%(6)	1.05%	1.14%(9)	1.30%
Ratio of net investment income(loss) to average net assets(8)	1.57%	1.31%	0.97%	0.78%	(0.08)%
Portfolio turnover rate(5)(10)	186%	61%	61%	58%	11%

(1)	Inception date of the Class I shares was July 23, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Ratio includes the impact of excise tax and interest expense of 0.01%. Ratio of expenses excluding excise tax and interest expense before and after expense waiver are 1.32% and 1.00%, respectively.
(7)	Ratio includes the impact of interest expense of 0.01%. Ratio of expenses excluding interest expense before and after expense waiver are 2.02% and 1.00%, respectively.
(8)	Annualized for periods less than one year.
(9)	Prior to August 1, 2021, the annual expense limitation was 1.30% for Class I.
(10)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

7

Kayne Anderson Renewable Infrastructure Fund
FINANCIAL HIGHLIGHTS
Retail Class
For a Fund share outstanding throughout each period.

	Year Ended December 31,				Period Ended December 31, 2020(1)
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.97	$10.59	$12.37	$12.82	$11.72
INVESTMENT OPERATIONS:
Net investment income(2)	0.12	0.10	0.09	0.06	—
Net realized and unrealized gain (loss) on investments(3)	0.35	(1.42)	(1.39)	(0.21)	1.12
Total from investment operations	0.47	(1.32)	(1.30)	(0.15)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.16)	(0.42)	(0.14)	—
Net realized gains	—	—	(0.06)	(0.16)	(0.01)
Return of capital	(0.01)	(0.14)	—	—	(0.01)
Total distributions	(0.20)	(0.30)	(0.48)	(0.30)	(0.02)
Net asset value, end of period	$9.24	$8.97	$10.59	$12.37	$12.82
Total return(4)	5.23%	−12.49%	−10.57%	−1.23%	9.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,999	$3,091	$3,070	$1,876	$91
Ratio of gross expenses to average net assets:
Before expense waiver/ reimbursement(7)	2.32%(6)	1.58%(5)	1.52%	1.64%	2.02%
After expense waiver/ reimbursement(7)	1.27%(6)	1.26%(5)	1.30%	1.34%(8)	1.55%
Ratio of net investment income(loss) to average net assets(7)	1.32%	1.06%	0.72%	0.47%	(0.41)%
Portfolio turnover rate(4)(8)	186%	61%	61%	58%	11%

(1)	Commencement date of the Retail Class was November 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized for periods less than one year.
(5)	Ratio includes the impact of excise tax and interest expense of 0.01%. Ratio of expenses excluding excise tax and interest expense before and after expense waiver are 1.57% and 1.25%, respectively.
(6)	Ratio includes the impact of interest expense of 0.02%. Ratio of expenses excluding interest expense before and after expense waiver are 2.30% and 1.25%, respectively.
(7)	Annualized for periods less than one year.
(8)	Prior to August 1, 2021, the annual expense limitation was 1.55% for the Retail Class
(9)	The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term
The accompanying notes are an integral part of these financial statements.

8

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kayne Anderson Renewable Infrastructure (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Kayne Anderson Capital Advisors, L.P. (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide total return through a combination of current income and capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Class I and Retail Class shares. The Fund commenced operations on July 23, 2020, with Class I and the Retail Class commenced operations on November 30, 2020. Neither class of shares have any front end sales loads or deferred sales charges. Retail Class shares are subject to a distribution fee and shareholder servicing fee of up to 0.25% of average daily net assets. Class I shares are not subject to a distribution fee.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy. In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

9

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange- traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Green Utilities	$6,244,297	$3,633,250	$ —	$9,877,547
Renewable Power Companies	985,063	1,864,735	—	2,849,798
Wind & Solar Yield Companies	692,562	—	—	692,562
Renewable Energy Developers	582,547	—	—	582,547
Other	3,219,218	790,556	—	4,009,774
Total Common Stocks	11,723,687	6,288,541	—	18,012,228
Convertible Preferred Stocks	358,541	—	—	358,541
Money Market Funds	1,744,912	—	—	1,744,912
Total Investments	$ 13,827,140	$6,288,541	$—	$20,115,681
Other Financial Instruments:
Forwards*	—	11,191	—	11,191
Total Other Financial Instruments	$—	$11,191	$—	$11,191
Liabilities:
Other Financial Instruments:
Forwards*	—	(3,255)	—	(3,255)
Total Other Financial Instruments	$—	$(3,255)	$—	$(3,255)

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2024.
During the year ended December 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
B.
Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund utilizes forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund holds forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2I. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the net amount receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures.

11

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
C.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
D.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

E.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Certain dividends received from the Fund’s investments are comprised of ordinary income and return of capital. At the time such dividends are received, the Fund allocates dividends between investment income and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments. During the year ended December 31, 2024, the Fund received $99,649 dividends allocated to return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

12

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Retail Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K.
Derivatives – The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

L.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended December 31, 2024, the Fund’s average derivative volume is described below:

	Monthly Average Quantity	Monthly Average Notional Value
Long Forward Contracts	30,418,628	19,966,385
Short Forward Contracts	52,148,727	19,854,049

13

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
Statement of Assets and Liabilities
The effect of derivative instruments on the Statement of Assets and Liabilities for the year ended December 31, 2024:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Forward Currency Contracts Foreign Exchange	Receivable/Payable for forward currency contracts	$11,191	$3,255
Total		$11,191	$3,255

Statement of Operations
The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2024:

Net Realized Gain (Loss) on Derivatives
Derivatives	Forward Currency Contracts
Forward Currency Contracts	$368,688
Total	$368,688

Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Forward Currency Contracts
Forward Currency Contracts	$92,851
Total	$92,851

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Retail Class (see Note 5), shareholder servicing fees, redemption fees, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), any acquired fund fees and expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
January 2025 to December 2025	$244,559
January 2026 to December 2026	258,354

14

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)

Expiration	Amount
January 2027 to December 2027	342,435

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of December 31, 2024, the Fund’s most recently completed fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Tax cost of investments*	$18,297,704
Gross unrealized appreciation	$2,932,533
Gross unrealized depreciation	(1,114,555)
Net unrealized appreciation	1,817,978
Undistributed ordinary income	—
Other accumulated losses	(20,346,794)
Total accumulated losses	$(18,528,816)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, and partnership adjustments.
As of December 31, 2024, the Fund had a short-term capital loss carryover of $7,644,832 and a long-term capital loss carryover of $12,681,203 which will be permitted to be carried over for an unlimited period of time. For the year ended December 31, 2024, the Fund utilized $2,037,897 in short-term capital loss carryover. A regulated investment company (“RIC”) may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31. For the taxable year ended December 31, 2024, the Fund had $15,435 in qualified late year losses.
Distributions to Shareholders – The Fund distributes net investment income quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized

15

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended December 31, 2024, no such reclassifications were made between distributable earnings and paid-in capital.
The tax character of distributions paid for the year ended December 31, 2024, and the year ended December 31, 2023 is as follows:

	Ordinary Income*	Return of Capital	Total
2024	$591,044	14,305	$605,349
2023	$1,440,582	$1,279,716	$2,720,298

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”) for the Retail Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Retail Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to the Retail Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Retail Class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. For the year ended December 31, 2024, the Retail Class incurred expenses of $5,570 pursuant to the Plan.
Distribution and fees are not subject to the Operating Expenses Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 1.00% for the Retail Class, respectively.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended December 31, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	58,123,102	74,390,542

7. OFFSETTING ASSETS AND LIABILITIES
During the course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of December 31, 2024, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

16

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Assets:
Description
Forward Currency Contracts	$11,191	$3,255	$7,936	$ —	$ —	$7,936
	$11,191	$3,255	$7,936	$—	$—	$7,936
Liabilities:
Description
Forward Currency Contracts	$3,255	$3,255	$ —	$ —	$ —	$ —
	$3,255	$3,255	$—	$—	$—	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.
8. LINE OF CREDIT
On October 22, 2024, the Fund renewed its secured line of credit (“LOC”) in the amount of $6,500,000, 20% of the Fund’s gross market value or 33.33% of the fair market value of the Fund’s investments, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of the Fund. The LOC matures, unless renewed on October 21, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of December 31, 2024. The weighted interest paid on outstanding borrowings was 7.78%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the year ended December 31, 2024, the Fund’s LOC activity was as follows:

Average Borrowings	Amount Outstanding as of December 31, 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
$48,620	—	$3,847	$4,772,000	November 21, 2024

9. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2024, Charles Schwab and National Financial Services, for the benefit of their customers, each owned more than 25% of the outstanding shares of the Fund.
10. CONCENTRATION & FOREIGN INVESTMENT RISK
The Fund invests in Renewable Infrastructure Companies, the value of Fund shares may be affected by events that adversely affect companies in that industry. These can include contract counterparty defaults, adverse political and regulatory changes, poor weather conditions for renewable power generation, falling power prices, losses on financial hedges, technological obsolescence, competition and general economic conditions.
Securities of non-U.S. issuers, including those located in foreign countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.

17

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024(Continued)
11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
12. SUBSEQUENT EVENTS
On January 8, 2025, the Trust approved a Plan of Liquidation (the “Plan of Liquidation”) to liquidate the Fund. The Trust has determined it is in the best interest of the Fund and its shareholders to liquidate the Fund. Pursuant to the Plan of Liquidation the Fund liquidated on January 31, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

18

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Kayne Anderson Renewable Infrastructure Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open forward currency contracts, of Kayne Anderson Renewable Infrastructure Fund (the “Fund”), a series of Series Portfolios Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the years ended December 31, 2024, 2023, 2022, and 2021, and for the period from July 23, 2020 (commencement of operations) through December 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter - Liquidation
As disclosed in Note 12 to the financial statements, on January 10, 2025, the Board of Trustees of Series Portfolios Trust approved the liquidation of the Fund, and the Fund liquidated on January 31, 2025.
We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

19

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended December 31, is available (1) without charge, upon request, by calling 1-866-530-2690, or on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was 39.23%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Kayne Anderson Renewable Infrastructure Fund (the “Fund”), and Kayne Anderson Capital Advisors, L.P. (“Kayne”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Kayne to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Kayne provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Kayne included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Kayne, including Kayne’s portfolio manager and other personnel, and the investment

20

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)(Continued)
practices and techniques used by Kayne in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Kayne and the Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Kayne; (v) the costs of the services provided and Kayne’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Kayne in connection with its services to the Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Kayne and/or its affiliates, if any, may receive based on Kayne’s relationship with the Fund. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Kayne in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Kayne furnished quarterly reports and other information to the Board regarding the performance of the Fund, Kayne’s personnel and business operations, marketing and distribution activity for the Fund, the services provided to the Fund by Kayne, and compliance and operational matters related to the Fund and Kayne. The Board also considered the presentation by representatives of Kayne received at the Board’s meeting held on January 24-25, 2024.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Kayne in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately Kayne, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Kayne under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Kayne. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Kayne’s investment process and investment strategy for the Fund, Kayne’s approach to security selection, Kayne’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Kayne’s trade execution capabilities and experience. The Board noted that Kayne had been managing the Fund’s portfolio since its inception. In addition, the Board considered the quality of Kayne’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.
The Board evaluated the ability of Kayne, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Kayne’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Kayne’s compliance program. The Board also considered the entrepreneurial and other risks assumed by Kayne in connection with the services provided to the Fund.
Based on these considerations, within the context of its full deliberations, that Kayne is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2024, as compared to its benchmark index, the S&P Global BMI (USD Hedged) Net TR, as well as a secondary benchmark index, the S&P Global Infrastructure Index (USD Hedged) Net TR. The Board noted that the Fund underperformed both indexes for year-to-date, one-year, three-year and since inception periods. The Board also considered the Fund’s performance over different time periods relative to Kayne’s custom proprietary benchmark, the Kayne Anderson Renewable Infrastructure Index. Additionally, the Board considered the Fund’s investment performance as compared to a

21

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)(Continued)
universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year and three-year periods ended April 30, 2024. The Trustees noted that the Fund’s Institutional Class shares underperformed the Performance Universe median and average for each period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Kayne identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Kayne’s analysis of the Fund’s performance for these time periods.
Based on these considerations, the Board concluded that the performance results achieved by Kayne for the Fund were satisfactory given market conditions. The Board further concluded that it continued to have confidence in Kayne’s overall capabilities to manage the Fund.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Kayne for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was lower than the Expense Group average and median.
The Board noted that Kayne Anderson reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Fund, but the Board received and considered information about the nature and extent of services offered and fee rates charged by Kayne to other types of clients. The Board considered the fee comparisons in view of any difference between Kayne’s services to the Fund and the services it provides to these other types of clients.
The Board received and considered information regarding the Fund’s gross and net total operating expense ratio and its various components, including management fees, transfer agency fees, custodian fees and other non-management fees, as well as the Fund’s fee waiver and expense reimbursement arrangements. The Board noted that Kayne had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operatingexpenses of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratio in comparison to the average and median ratios of the Expense Group. The Board noted the Fund’s net expense ratio was higher than the Expense Group median and in line with the Expense Group average.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative, independently selected information assisted provided by Broadridge the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board concluded that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the expense structure of the Fund supported the continuation of the Advisory Agreement.

22

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)(Continued)
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Kayne’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information regarding the extent to which that Kayne has subsidized the Fund’s operations since inception pursuant to the Expense Limitation Agreement and whether it has recouped those subsidies. The Board further noted information about the profitability to Kayne from its advisory relationship with the Fund for the twelve months ended March 31, 2024. The Board received and considered a description of the expense allocation methodology used by Kayne in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Kayne’s financial resources and information regarding Kayne’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement and Expense Limitation Agreement.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in Fund Fund’s asset levels since it commenced operations. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of implementing management fee breakpoints or other methods to share benefits from economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Kayne and/or its affiliates, if any, as a result of Kayne’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Kayne confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Kayne’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Kayne, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Kayne and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

23

INVESTMENT ADVISER
Kayne Anderson Capital Advisors, L.P.
717 Texas Avenue, Suite 2200
Houston, TX 77002
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania
Avenue, NW
Washington, DC 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	3/10/2025